Annual Total Returns - Fidelity Inflation-Protected Bond Index Fund [BarChart] - 12.31 Fidelity Inflation-Protected Bond Index Fund PRO-08 - Fidelity Inflation-Protected Bond Index Fund	Mar. 01, 2021
Bar Chart Table:
Annual Return, Inception Date	May 16, 2012
Fidelity Inflation-Protected Bond Index Fund
Bar Chart Table:
Annual Return 2013	(8.63%)
Annual Return 2014	3.69%
Annual Return 2015	(1.71%)
Annual Return 2016	4.88%
Annual Return 2017	2.98%
Annual Return 2018	(1.37%)
Annual Return 2019	8.31%
Annual Return 2020	10.90%